Companys Defined Benefit Pension Plans Measured at Fair Value Using Unobservable Inputs (Detail) (Defined Benefit Plan, CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	1,112	989
Contributions	1,500	66
Disbursements	(64)	(37)
Net transfer out of Level 3		(3)
Net realized gains	23	19
Increase in net unrealized gains	183	78
Ending Balance	2,754	1,112
Mortgages
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance		4
Disbursements		(1)
Net transfer out of Level 3		(3)
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	779	691
Contributions		39
Disbursements	(22)	(36)
Net realized gains	22	19
Increase in net unrealized gains	68	66
Ending Balance	847	779
Infrastructure
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	333	294
Contributions		27
Disbursements	(42)
Net realized gains	3
Increase in net unrealized gains	20	12
Ending Balance	314	333
Absolute Return
Defined Benefit Plan Disclosure [Line Items]
Contributions	1,500
Net realized gains	(2)
Increase in net unrealized gains	95
Ending Balance	1,593